Goodwill and Other Intangible Assets, Net -Schedule of estimated amortization expense (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Estimated amortization expense
2023	$ 91
2024	70
2025	49
2026	48
2027	48
Thereafter	330
Total	$ 636	$ 746